Nature of the Organization and Business (Details)						12 Months Ended
	May 14, 2024 USD ($) $ / shares shares	Apr. 03, 2024 USD ($) $ / shares shares	May 31, 2023 shares	Mar. 10, 2023	Jan. 11, 2023 shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 12, 2023 shares
Nature of the Organization and Business [Line Items]
Ordinary shares issued			2,287,360		6,492,266
Aggregate gross proceeds (in Dollars)	$ 95,060	$ 6,000,000				¥ 43,384,800	$ 5,969,947
Percentage of owned equity interests				100.00%
Number of ordinary shares held										5,605,564
Class A Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares issued	23,765
Ordinary share vote rights						one	one
Class B Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary share vote rights						twenty	twenty
IPO [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares issued		1,500,000
Ordinary shares price per share (in Dollars per share) | $ / shares	$ 4	$ 4
Aggregate gross proceeds (in Dollars) | $	$ 95,060	$ 6,000,000
Over-Allotment Option [Member]
Nature of the Organization and Business [Line Items]
Additional ordinary shares issued	23,765